Collaboration Revenue	6 Months Ended
Jun. 30, 2024
Collaboration Revenue.
Collaboration Revenue	Table 28: Collaboration Revenue

	H1 2024	H1 2023
	$m	$m
Farxiga: sales milestones	49	25
COVID-19 mAbs: licence fees	-	180
Other Collaboration Revenue	-	15
Total	49	220